DEBT - Schedule of Debt (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2014
Debt Instrument [Line Items]
Deferred charges	$ (7,867,000)	$ (3,634,000)
Total debt	1,147,680,000	1,349,042,000
Less: current portion	(233,668,000)	(471,764,000)
Long-term debt, excluding current maturities	914,012,000	877,278,000
$93.75 million term loan
Debt Instrument [Line Items]
Long-term debt	93,750,000	0
Debt instrument, face amount	93,750,000
$131.79 million term loan
Debt Instrument [Line Items]
Long-term debt	131,790,000	0
Debt instrument, face amount	131,790,000
$284.0 million term loan
Debt Instrument [Line Items]
Long-term debt	161,836,000	168,320,000
Debt instrument, face amount	284,000,000
$420.0 million term loan
Debt Instrument [Line Items]
Long-term debt	321,477,000	331,795,000
Debt instrument, face amount	420,000,000		$ 420,000,000
$425.0 million term loan
Debt Instrument [Line Items]
Long-term debt	334,829,000	347,154,000
Debt instrument, face amount	425,000,000
$102.7 million term loan
Debt Instrument [Line Items]
Long-term debt	0	94,225,000
Debt instrument, face amount	102,700,000	102,700,000.0
$73.4 million term loan
Debt Instrument [Line Items]
Long-term debt	0	60,199,000
Debt instrument, face amount	73,400,000	73,400,000.0
$80.2 million term loan
Debt Instrument [Line Items]
Long-term debt	0	67,669,000
Debt instrument, face amount	80,200,000	80,200,000.0
$120.0 million term loan
Debt Instrument [Line Items]
Long-term debt	111,865,000	115,932,000
Debt instrument, face amount	120,000,000
Floating Rate Debt
Debt Instrument [Line Items]
Long-term debt	1,155,547,000	1,185,294,000
Fixed Rate Debt
Debt Instrument [Line Items]
Long-term debt	$ 0	$ 167,382,000